Warrants and Share-based Payment - Summary of Warrant Compensation Cost (Detail) - Warrants [member] - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	€ 4,222	€ 2,305	€ 8,901	€ 5,010
Research and development cost [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	1,964	1,122	4,349	2,411
General and administrative expense [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	€ 2,258	€ 1,183	€ 4,552	€ 2,599